Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 900,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	137,790.00
Total Offset Amount	0.00
Net Fee	137,790.00
Narrative - Max Aggregate Offering Price	$ 900,000,000.00
Final Prospectus	true